Restructuring Of Operations (Components Of Restructuring Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	$ 19.4		$ 30.8		$ 6.3
Restructuring charges/(credits)	21.6		8.8		90.4
Non-cash items	(3.8)		(0.5)		(30.6)
Cash payments	(27.8)		(18.5)		(35.7)
Currency translation adjustments	(1.1)		(1.2)		1.2
Restructuring Reserve, Accrual Adjustment					(0.8)
Restructuring reserve, ending balance	8.3		19.4		30.8
Long term severance liability	5.4
2007 - 2008 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	0		0		6.3
Restructuring charges/(credits)	0		0		(1.5)
Non-cash items	0		0		0
Cash payments	0		0		(4.7)
Currency translation adjustments	0		0		(0.1)
Restructuring Reserve, Accrual Adjustment					0
Restructuring reserve, ending balance	0		0		0
2009 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	10.7		30.8		0
Restructuring charges/(credits)	(0.5)		(3.6)		91.9
Non-cash items	0		0		(30.6)	[1]
Cash payments	(9.1)	[2]	(15.2)		(31.0)
Currency translation adjustments	0.2		(1.3)		1.3
Restructuring Reserve, Accrual Adjustment	0.5				(0.8)	[3]
Restructuring reserve, ending balance	1.3		10.7		30.8
2010 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	8.7		0		0
Restructuring charges/(credits)	2.4		12.4		0
Non-cash items	0		(0.5)	[4]	0
Cash payments	(8.3)		(3.3)		0
Currency translation adjustments	0.1		0.1		0
Restructuring Reserve, Accrual Adjustment					0
Restructuring reserve, ending balance	2.9		8.7		0
Write-offs related to inventories and construction in progress			4.1
2011 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	0		0		0
Restructuring charges/(credits)	19.7		0		0
Non-cash items	(3.8)	[5]	0		0
Cash payments	(10.4)		0		0
Currency translation adjustments	(1.4)		0		0
Restructuring Reserve, Accrual Adjustment					0
Restructuring reserve, ending balance	4.1		0		0
Suzano, Brazil [Member]
Restructuring Cost And Reserve [Line Items]
Asset impairment charge	$ 4.0

[1]	Represents accelerated depreciation of plant assets and impairment of the land at our facility in La Llagosta, Spain.
[2]	Includes a $5.4 payment to an insurance company to transfer a long-term severance liability.
[3]	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.
[4]	Represents write-offs of $4.1 related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility and write-off of plant assets at a certain European facility; offset by reversals of asset retirement obligations related to certain European facilities.
[5]	Includes a $4.0 charge for the write-off of plant assets at our manufacturing facility in Brazil; offset by reversals of certain asset retirement obligations.